Other Expense (Income), Net	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Expense (Income), Net
4.	OTHER EXPENSE (INCOME), NET

Other expense (income), net consists of significant items such as: restructuring charges generally related to significant plant closures or consolidations; impairment charges; gains or losses on disposal of facilities; re-measurement gains on acquisitions; and other items not reflective of on-going operating profit or loss. Other expense (income), net consists of:

	2016	2015

North America [a]
Gain on disposal of Bestop	$—	$(136)
Pension settlement	13	—

	13	(136)

Europe [b]
Restructuring charges	17	27
Gain on disposal of battery pack business	—	(57)

	17	(30)

	$30	$(166)

[a]	North America

For the year ended December 31, 2016

During the fourth quarter of 2016, the Company offered a limited lump-sum payout to certain terminated vested plan participants of its U.S. defined benefit pension plans. As a result of the partial settlement, the Company recognized a $13 million [$9 million after tax] non-cash settlement charge.

For the year ended December 31, 2015

During 2015, the Company entered into a joint venture arrangement for the manufacture and sale of roof and other accessories for the Jeep market to original equipment manufacturers as well as aftermarket customers. The Company contributed two manufacturing facilities and received a 49% interest in the newly formed joint venture and cash proceeds of $118 million. Total consideration was valued at $160 million and as a result the Company recognized a gain of $136 million [$80 million after tax]. The Company accounts for its ownership as an equity investment since Magna has significant influence through its voting rights, but does not control the joint venture.

[b]	Europe

For the year ended December 31, 2016

During 2016, the Company recorded net restructuring charges of $17 million [$17 million after tax] in Germany at a powertrain systems facility.

For the year ended December 31, 2015

During 2015, the Company recorded net restructuring charges of $27 million [$27 million after tax] primarily in Germany at its exterior systems and roof systems operations.

During 2015, the Company sold its battery pack business to Samsung SDI for gross proceeds of approximately $120 million, resulting in a gain of $57 million [$42 million after tax].